Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2025.

	2026	2027	2028	2029	2030	Thereafter	Total
Bell CTS Canada	3,397	1,703	561	310	205	494	6,670
Bell CTS U.S.	13	3	3	3	1	3	26
Total	3,410	1,706	564	313	206	497	6,696